Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net income	$ 68,006	$ 52,763	$ 118,515
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,749	5,040	10,666
Deferred tax income	(1,017)	(1,696)	(1,751)
Amortization of debt issuance costs	547	547	1,094
Share based compensation expense	8,275	7,198	14,501
Change in provision for doubtful debts	30	112	34
Other non-cash expenses	28	0	260
Financial (income) expense related to finance lease liabilities	662	0	(102)
Changes in operating assets and liabilities:
Trade accounts receivable	(13,105)	19,267	(12,179)
Inventories	(27,640)	(14,467)	(32,154)
Due from related parties	(15)	(1)	3
Other assets	85	(9,371)	(3,728)
Trade accounts payable	(5,796)	(4,713)	4,275
Other current liabilities	11,057	15,467	22,949
Change in operating lease asset	884	662	1,111
Change in operating lease liability	(625)	(662)	(1,255)
Net cash provided by operating activities	47,125	70,146	122,239
Cash flows from investing activities:
Proceeds from acquisition	0	1,295	1,295
Proceeds from (investment in) short-term deposits (net)	27,000	(41,000)	(15,750)
Proceeds from (investment in) long-term deposits (net)	6,000	15,000	(5,000)
Purchase of fixed assets	(5,627)	(5,133)	(10,102)
Purchase of intangible assets	(225)	(126)	(261)
Purchase of marketable securities	(25,657)	(25,653)	(45,810)
Redemption of marketable securities	16,720	11,950	19,716
Net cash provided by (used in) investing activities	18,211	(43,667)	(55,912)
Cash flows from financing activities:
Proceeds from exercise of share options	0	29	42
Finance lease liability	(60)		(42)
Dividend payment	0	(60,045)	(60,045)
Net cash used in financing activities	(60)	(60,016)	(60,045)
Effect of change in exchange rate on cash and cash equivalents	528	(230)	(26)
Net increase (decrease) in cash and cash equivalents	65,804	(33,767)	6,256
Cash and cash equivalents at beginning of the period	126,224	119,968	119,968
Cash and cash equivalents at end of the period	192,028	86,201	126,224
Acquisition of subsidiary, consolidated for the first time:
Working capital adjustments	0	1,295	1,295
Supplementary cash flows information:
Income taxes paid	7,381	4,497	10,450
Interest received	13,141	6,125	22,744
Lease payments	1,332	1,040	2,153
Non-cash transactions:
Fixed assets purchased with supplier credit	496	550	435
Right-of-use asset recognized with corresponding operating lease liability	255	2,573	2,135
Right-of-use asset recognized with corresponding financial lease liability	$ 0	$ 0	$ 4,882